Performance by Geographic Area (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Total assets	$ 2,104,534	$ 2,102,273
Total revenue, net of interest expense	84,247	88,942	83,334
Income Before Income Taxes	6,855	16,172	3,072
Net income	4,833	11,431	4,188
U.S.
Revenues from External Customers and Long-Lived Assets [Line Items]
Total assets	1,792,719	1,803,243
Total revenue, net of interest expense	72,960	76,612	72,175
Income Before Income Taxes	4,643	13,221	1,867
Net income	3,305	10,588	4,116
Asia
Revenues from External Customers and Long-Lived Assets [Line Items]
Total assets	92,005	98,605
Total revenue, net of interest expense	3,605	4,442	3,478
Income Before Income Taxes	759	1,382	353
Net income	473	887	282
Europe, Middle East and Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Total assets	190,365	169,708
Total revenue, net of interest expense	6,409	6,353	6,011
Income Before Income Taxes	1,098	1,003	323
Net income	813	(403)	(543)
Latin America and the Caribbean
Revenues from External Customers and Long-Lived Assets [Line Items]
Total assets	29,445	30,717
Total revenue, net of interest expense	1,273	1,535	1,670
Income Before Income Taxes	355	566	529
Net income	242	359	333
Total Non-U.S.
Revenues from External Customers and Long-Lived Assets [Line Items]
Total assets	311,815	299,030
Total revenue, net of interest expense	11,287	12,330	11,159
Income Before Income Taxes	2,212	2,951	1,205
Net income	1,528	843	72
Bank of America Corporation
Revenues from External Customers and Long-Lived Assets [Line Items]
Total assets	466,417	460,368
Total revenue, net of interest expense	14,457	11,209	17,078
Net income	4,833	11,431	4,188
Bank of America Corporation | China Construction Bank
Revenues from External Customers and Long-Lived Assets [Line Items]
Realized gain (loss) on sale of equity method investment		753
Equity method investment, realized gain (loss) on disposal net of tax		$ 474